UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-01236

DWS Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  7/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2013 (Unaudited)

DWS Global Income Builder Fund
		Shares	Value ($)
Common Stocks 57.0%
Consumer Discretionary 4.9%
Distributors 0.4%
Genuine Parts Co.		56,849	4,661,050
Hotels, Restaurants & Leisure 0.0%
Trump Entertainment Resorts, Inc.*		8	0
Media 3.0%
Pearson PLC		548,076	11,274,444
Vertis Holdings, Inc.*		345	0
Wolters Kluwer NV		797,502	19,315,318

			30,589,762
Specialty Retail 0.8%
Staples, Inc. (a)		478,274	8,140,223
Textiles, Apparel & Luxury Goods 0.7%
VF Corp. (a)		35,091	6,912,927
Consumer Staples 12.0%
Beverages 2.9%
PepsiCo, Inc.		353,925	29,566,895
Food Products 2.0%
Nestle SA (Registered)		144,271	9,761,323
Unilever NV (CVA)		263,653	10,589,773

			20,351,096
Household Products 3.7%
Procter & Gamble Co.		481,428	38,658,668
Tobacco 3.4%
Altria Group, Inc.		83,054	2,911,873
British American Tobacco PLC		280,892	15,022,823
Imperial Tobacco Group PLC		498,132	16,743,534

			34,678,230
Energy 5.1%
Energy Equipment & Services 1.1%
Transocean Ltd.		183,703	8,663,433
WorleyParsons Ltd.		156,035	3,086,097

			11,749,530
Oil, Gas & Consumable Fuels 4.0%
Canadian Natural Resources Ltd. (a) (b)		87,791	2,723,277
Canadian Natural Resources Ltd. (b)		536,456	16,624,861
ConocoPhillips		136,592	8,859,357
Enbridge, Inc. (a)		140,344	6,226,732
TransCanada Corp. (a)		131,861	6,024,960

			40,459,187
Financials 6.4%
Commercial Banks 1.7%
Bank of Nova Scotia (a)		157,869	8,916,348
Toronto-Dominion Bank (a)		97,587	8,224,253

			17,140,601
Insurance 4.7%
PartnerRe Ltd. (a)		240,229	21,510,105
Powszechny Zaklad Ubezpieczen SA		74,612	10,588,984
Sampo Oyj "A"		365,752	16,005,554

			48,104,643
Health Care 8.8%
Health Care Equipment & Supplies 1.4%
Stryker Corp.		201,561	14,201,988
Health Care Providers & Services 1.9%
Rhoen-Klinikum AG		815,942	19,735,104
Pharmaceuticals 5.5%
Novartis AG (Registered)		265,117	19,040,545
Roche Holding AG (Genusschein)		85,838	21,104,055
Sanofi		151,491	16,229,026

			56,373,626
Industrials 4.0%
Aerospace & Defense 0.8%
BAE Systems PLC		1,249,236	8,498,833
Air Freight & Logistics 0.6%
Singapore Post Ltd.		6,335,000	6,551,029
Building Products 0.0%
Congoleum Corp.*		11,440	0
Industrial Conglomerates 2.6%
Koninklijke Philips NV		497,883	15,930,848
Smiths Group PLC		497,057	10,450,774

			26,381,622
Information Technology 6.1%
Computers & Peripherals 2.2%
Diebold, Inc. (a)		291,000	9,504,060
Wincor Nixdorf AG		198,996	12,643,800

			22,147,860
IT Services 0.8%
Automatic Data Processing, Inc.		110,973	8,000,044
Semiconductors & Semiconductor Equipment 0.1%
Intel Corp. (a)		59,648	1,389,798
Software 3.0%
Microsoft Corp.		955,109	30,401,120
Materials 3.9%
Chemicals 1.3%
Air Liquide SA		75,306	9,976,829
Air Products & Chemicals, Inc. (a)		30,575	3,321,668

			13,298,497
Construction Materials 0.0%
Wolverine Tube, Inc.*		1,235	39,829
Containers & Packaging 1.5%
Sealed Air Corp.		309,793	8,438,761
Sonoco Products Co.		167,722	6,455,620

			14,894,381
Metals & Mining 1.1%
Franco-Nevada Corp. (a)		262,133	11,163,175
Telecommunication Services 1.8%
Diversified Telecommunication Services 0.1%
Belgacom SA (a)		62,758	1,540,383
Wireless Telecommunication Services 1.7%
NTT DoCoMo, Inc.		6,596	10,057,918
Vodafone Group PLC		2,425,083	7,269,904

			17,327,822
Utilities 4.0%
Gas Utilities 2.9%
UGI Corp. (a)		708,393	29,745,422
Multi-Utilities 1.1%
National Grid PLC		909,534	10,903,362

Total Common Stocks (Cost $490,582,474)			583,606,707
Preferred Stock 0.0%
Financials
Ally Financial, Inc. 144A, 7.0% (Cost $280,281)		295	292,234
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*		207	0
Materials 0.0%
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*		57,540	33,782
Hercules Trust II, Expiration Date 3/31/2029*		506	8,276

			42,058

Total Warrants (Cost $90,209)			42,058

		Principal Amount ($) (c)	Value ($)
Corporate Bonds 26.2%
Consumer Discretionary 3.1%
AMC Entertainment, Inc., 8.75%, 6/1/2019		520,000	562,900
AmeriGas Finance LLC:
6.75%, 5/20/2020		280,000	297,500
7.0%, 5/20/2022		280,000	298,200
APX Group, Inc., 144A, 6.375%, 12/1/2019		195,000	190,125
Arcelik AS, 144A, 5.0%, 4/3/2023 (a)		500,000	442,500
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		105,000	108,020
144A, 8.375%, 11/15/2020		55,000	61,325
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		305,000	324,063
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		325,000	330,687
Avis Budget Car Rental LLC:
144A, 5.5%, 4/1/2023		200,000	197,000
8.25%, 1/15/2019		65,000	71,013
BC Mountain LLC, 144A, 7.0%, 2/1/2021		190,000	197,600
Block Communications, Inc., 144A, 7.25%, 2/1/2020		70,000	73,850
Boyd Gaming Corp., 9.0%, 7/1/2020 (a)		150,000	160,500
British Sky Broadcasting Group PLC, 144A, 3.125%, 11/26/2022		350,000	328,636
Caesar's Entertainment Operating Co., Inc., 8.5%, 2/15/2020		2,630,000	2,449,187
Caesar's Operating Escrow LLC, 144A, 9.0%, 2/15/2020		245,000	229,075
Carlson Wagonlit BV, 144A, 6.875%, 6/15/2019		250,000	259,063
CCO Holdings LLC:
6.5%, 4/30/2021		445,000	457,237
6.625%, 1/31/2022		360,000	368,100
7.375%, 6/1/2020 (a)		3,610,000	3,889,775
CDR DB Sub, Inc., 144A, 7.75%, 10/15/2020		225,000	228,656
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		260,000	249,600
144A, 6.375%, 9/15/2020		1,105,000	1,140,912
Chester Downs & Marina LLC, 144A, 9.25%, 2/1/2020		25,000	24,750
Clear Channel Communications, Inc., 11.25%, 3/1/2021 (a)		265,000	282,888
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		240,000	248,400
Series B, 6.5%, 11/15/2022		345,000	360,525
Series A, 7.625%, 3/15/2020		20,000	20,900
Series B, 7.625%, 3/15/2020		1,190,000	1,255,450
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		25,000	24,688
Columbus International, Inc., 144A, 11.5%, 11/20/2014		500,000	540,000
Cox Communications, Inc., 144A, 3.25%, 12/15/2022		310,000	283,249
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019 (a)		700,000	712,250
Dana Holding Corp., 5.375%, 9/15/2021 (d)		265,000	265,663
Delphi Corp., 5.0%, 2/15/2023		270,000	280,800
DISH DBS Corp.:
5.0%, 3/15/2023 (a)		375,000	351,562
7.875%, 9/1/2019		1,120,000	1,274,000
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 *		100,000	0
Griffey Intermediate, Inc., 144A, 7.0%, 10/15/2020 (a)		390,000	380,250
Harron Communications LP, 144A, 9.125%, 4/1/2020		250,000	276,250
Hertz Corp.:
144A, 4.25%, 4/1/2018		175,000	174,344
6.75%, 4/15/2019		1,265,000	1,363,037
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		160,000	166,400
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		485,000	504,400
Libbey Glass, Inc., 6.875%, 5/15/2020		135,000	144,450
LKQ Corp., 144A, 4.75%, 5/15/2023		315,000	302,006
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		150,000	153,750
Mediacom Broadband LLC, 6.375%, 4/1/2023		145,000	146,088
Mediacom LLC:
7.25%, 2/15/2022		20,000	21,300
9.125%, 8/15/2019 (a)		1,475,000	1,615,125
MGM Resorts International:
6.625%, 12/15/2021 (a)		595,000	627,725
6.75%, 10/1/2020 (a)		160,000	170,200
7.625%, 1/15/2017 (a)		1,530,000	1,721,250
8.625%, 2/1/2019 (a)		145,000	168,019
Midcontinent Communications & Midcontinent Finance Corp., 144A, 6.25%, 8/1/2021		210,000	211,050
National CineMedia LLC, 6.0%, 4/15/2022		115,000	120,175
Petco Holdings, Inc., 144A, 8.5%, 10/15/2017 (PIK)		110,000	112,750
PNK Finance Corp., 144A, 6.375%, 8/1/2021 (d)		265,000	266,988
Quebecor Media, Inc., 5.75%, 1/15/2023		200,000	195,500
Rent-A-Center, Inc., 144A, 4.75%, 5/1/2021		160,000	152,800
Sabre Holdings Corp., 8.35%, 3/15/2016		20,000	21,900
SACI Falabella, 144A, 3.75%, 4/30/2023		1,000,000	910,776
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		130,000	129,350
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020 (a)		215,000	227,900
SIWF Merger Sub, Inc., 144A, 6.25%, 6/1/2021		310,000	310,000
Starz LLC, 5.0%, 9/15/2019		160,000	161,200
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021 (a)		250,000	240,625
Travelport LLC, 144A, 6.4% **, 3/1/2016		40,378	38,763
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023		755,000	734,237
Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	EUR	530,000	787,023
Univision Communications, Inc., 144A, 6.875%, 5/15/2019		100,000	106,750
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		195,000	214,988

			31,718,018
Consumer Staples 2.2%
Agrokor DD, 144A, 8.875%, 2/1/2020		1,250,000	1,323,750
Alicorp SAA, 144A, 3.875%, 3/20/2023		250,000	230,000
Anadolu Efes Biracilik Ve Malt Sanayii AS, 144A, 3.375%, 11/1/2022		1,500,000	1,282,500
B&G Foods, Inc., 4.625%, 6/1/2021		265,000	256,056
Chiquita Brands International, Inc., 144A, 7.875%, 2/1/2021		185,000	196,563
ConAgra Foods, Inc., 3.25%, 9/15/2022		580,000	560,246
Constellation Brands, Inc.:
3.75%, 5/1/2021		265,000	247,775
6.0%, 5/1/2022		40,000	43,200
Controladora Mabe SA de CV, 144A, 7.875%, 10/28/2019		2,000,000	2,170,000
Del Monte Corp., 7.625%, 2/15/2019 (a)		455,000	475,475
Delhaize Group SA, 4.125%, 4/10/2019		715,000	741,873
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		230,000	251,563
Hawk Acquisition Sub, Inc., 144A, 4.25%, 10/15/2020		1,825,000	1,752,000
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		2,040,000	2,162,400
MHP SA, 144A, 8.25%, 4/2/2020		1,000,000	917,500
Minerva Luxembourg SA, 144A, 12.25%, 2/10/2022		500,000	585,000
Mriya Agro Holding PLC, 144A, 9.45%, 4/19/2018		1,200,000	1,116,000
Pilgrim's Pride Corp., 7.875%, 12/15/2018		2,046,000	2,214,795
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		380,000	386,650
7.125%, 4/15/2019		4,910,000	5,241,425
Smithfield Foods, Inc.:
6.625%, 8/15/2022		465,000	491,738
7.75%, 7/1/2017		95,000	107,231
Sun Products Corp., 144A, 7.75%, 3/15/2021		350,000	357,000

			23,110,740
Energy 3.2%
Access Midstream Partners LP:
4.875%, 5/15/2023		245,000	232,750
6.125%, 7/15/2022		60,000	62,850
Afren PLC, 144A, 10.25%, 4/8/2019		200,000	230,500
Antero Resources Finance Corp., 9.375%, 12/1/2017		20,000	21,350
Berry Petroleum Co.:
6.375%, 9/15/2022		195,000	198,900
6.75%, 11/1/2020		195,000	201,825
BreitBurn Energy Partners LP:
7.875%, 4/15/2022		190,000	191,425
8.625%, 10/15/2020		15,000	15,975
Chaparral Energy, Inc., 7.625%, 11/15/2022		345,000	352,762
Chesapeake Energy Corp., 5.75%, 3/15/2023 (a)		100,000	100,750
Continental Resources, Inc.:
4.5%, 4/15/2023		60,000	58,350
5.0%, 9/15/2022		165,000	165,825
Crosstex Energy LP, 7.125%, 6/1/2022		120,000	123,900
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		850,000	1,091,375
Denbury Resources, Inc., 4.625%, 7/15/2023		490,000	448,350
EDC Finance Ltd., 144A, 4.875%, 4/17/2020		1,500,000	1,387,500
Enterprise Products Operating LLC, 6.125%, 10/15/2039		860,000	975,064
EP Energy LLC:
6.875%, 5/1/2019		145,000	155,150
7.75%, 9/1/2022		165,000	181,500
9.375%, 5/1/2020		65,000	73,775
EPE Holdings LLC, 144A, 8.125%, 12/15/2017 (PIK) (a)		453,659	465,000
EV Energy Partners LP, 8.0%, 4/15/2019		910,000	919,100
FMC Technologies, Inc., 3.45%, 10/1/2022		500,000	476,731
Halcon Resources Corp.:
8.875%, 5/15/2021		540,000	545,400
9.75%, 7/15/2020		300,000	311,250
Holly Energy Partners LP, 6.5%, 3/1/2020		20,000	20,900
KazMunayGas National Co. JSC, 144A, 5.75%, 4/30/2043		500,000	439,950
Kodiak Oil & Gas Corp., 144A, 5.5%, 1/15/2021 (a)		245,000	246,838
Linn Energy LLC:
144A, 6.25%, 11/1/2019		2,690,000	2,528,600
6.5%, 5/15/2019		155,000	150,738
Lukoil International Finance BV, 144A, 7.25%, 11/5/2019		2,000,000	2,288,000
MEG Energy Corp., 144A, 6.375%, 1/30/2023		995,000	995,000
Memorial Production Partners LP, 7.625%, 5/1/2021		140,000	135,800
Midstates Petroleum Co., Inc.:
144A, 9.25%, 6/1/2021		525,000	515,812
144A, 10.75%, 10/1/2020		215,000	223,600
Murray Energy Corp., 144A, 8.625%, 6/15/2021		50,000	50,750
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		680,000	698,700
Oasis Petroleum, Inc.:
6.875%, 1/15/2023		125,000	132,188
7.25%, 2/1/2019		315,000	336,263
Odebrecht Drilling Norbe VIII/IX Ltd., 144A, 6.35%, 6/30/2021 (a)		925,000	929,625
Offshore Group Investment Ltd.:
144A, 7.125%, 4/1/2023		400,000	401,000
7.5%, 11/1/2019 (a)		555,000	582,750
ONEOK Partners LP, 6.15%, 10/1/2016		804,000	914,898
Pacific Drilling SA, 144A, 5.375%, 6/1/2020		265,000	259,700
Petroleos de Venezuela SA, 144A, 8.5%, 11/2/2017		700,000	644,000
Petroleos Mexicanos, 144A, 2.286%, 7/18/2018 (a)		2,000,000	2,050,000
Plains Exploration & Production Co., 6.75%, 2/1/2022		65,000	69,592
Range Resources Corp., 5.0%, 3/15/2023		100,000	100,000
Regency Energy Partners LP, 144A, 4.5%, 11/1/2023		105,000	98,700
Reliance Holdings U.S.A., Inc., 144A, 5.4%, 2/14/2022		1,000,000	1,038,491
Rosneft Finance SA, 144A, 6.625%, 3/20/2017		2,000,000	2,192,400
Sabine Pass Liquefaction LLC:
144A, 5.625%, 2/1/2021		685,000	675,581
144A, 5.625%, 4/15/2023		155,000	151,125
SandRidge Energy, Inc., 7.5%, 3/15/2021 (a)		630,000	623,700
SESI LLC, 7.125%, 12/15/2021		120,000	130,800
Talos Production LLC, 144A, 9.75%, 2/15/2018		380,000	370,500
Tesoro Corp., 5.375%, 10/1/2022		140,000	138,600
Transocean, Inc., 3.8%, 10/15/2022		920,000	878,360
Transportadora de Gas Internacional SA ESP, 144A, 5.7%, 3/20/2022		2,250,000	2,368,125

			32,368,443
Financials 4.8%
AerCap Aviation Solutions BV, 6.375%, 5/30/2017		545,000	576,337
Ally Financial, Inc.:
5.5%, 2/15/2017		65,000	68,720
6.25%, 12/1/2017		2,450,000	2,654,369
American International Group, Inc., 3.8%, 3/22/2017		1,180,000	1,251,395
American Tower Corp., (REIT), 3.5%, 1/31/2023		280,000	254,855
Atlantic Finance Ltd., 144A, 10.75%, 5/27/2014		1,000,000	1,063,079
Banco de Credito del Peru, 144A, 4.25%, 4/1/2023		1,000,000	915,000
Banco Santander Brasil SA:
144A, 4.625%, 2/13/2017		1,000,000	1,027,500
144A, 8.0%, 3/18/2016	BRL	1,000,000	407,105
Bank of America Corp., 3.3%, 1/11/2023		400,000	376,566
Barclays Bank PLC, 7.625%, 11/21/2022 (a)		1,000,000	995,000
BBVA Bancomer SA, 144A, 6.5%, 3/10/2021		2,100,000	2,210,250
BNP Paribas SA, 3.25%, 3/3/2023		905,000	838,209
BPCE SA, 1.7%, 4/25/2016		515,000	511,171
CIT Group, Inc.:
5.0%, 5/15/2017		170,000	179,350
5.25%, 3/15/2018		4,528,000	4,811,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/9/2022		875,000	840,543
Development Bank of Kazakhstan JSC, Series 3, 6.5%, 6/3/2020		1,000,000	1,047,700
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		60,000	63,750
E*TRADE Financial Corp.:
6.375%, 11/15/2019		555,000	589,687
6.75%, 6/1/2016		1,700,000	1,797,750
Ford Motor Credit Co., LLC:
3.0%, 6/12/2017 (a)		645,000	654,358
5.875%, 8/2/2021		1,000,000	1,108,898
8.125%, 1/15/2020		2,415,000	2,969,245
General Motors Financial Co., Inc., 144A, 3.25%, 5/15/2018 (a)		105,000	102,638
Glencore Funding LLC, 144A, 4.125%, 5/30/2023		1,000,000	895,744
Hartford Financial Services Group, Inc.:
4.3%, 4/15/2043 (a)		1,020,000	923,994
6.0%, 1/15/2019		233,000	266,969
Host Hotels & Resorts LP, Series D, (REIT), 3.75%, 10/15/2023 (a)		370,000	343,374
ING Bank NV, 144A, 2.0%, 9/25/2015		1,000,000	1,011,300
ING U.S., Inc., 144A, 5.7%, 7/15/2043		330,000	329,773
International Lease Finance Corp.:
3.875%, 4/15/2018		400,000	389,500
4.625%, 4/15/2021		345,000	330,769
6.25%, 5/15/2019		350,000	369,250
8.625%, 1/15/2022		50,000	59,375
8.75%, 3/15/2017		1,150,000	1,319,625
Intesa Sanpaolo SpA, 3.875%, 1/16/2018		775,000	753,491
Itau Unibanco Holding SA, 144A, 5.5%, 8/6/2022		1,500,000	1,417,500
Jefferies Group LLC, 5.125%, 1/20/2023		240,000	242,896
Loews Corp., 2.625%, 5/15/2023		190,000	174,938
Macquarie Bank Ltd., 144A, 3.45%, 7/27/2015		920,000	953,753
Morgan Stanley:
3.75%, 2/25/2023		415,000	399,047
4.1%, 5/22/2023		845,000	793,267
MPT Operating Partnership LP, (REIT), 6.375%, 2/15/2022		30,000	31,575
National Money Mart Co., 10.375%, 12/15/2016		115,000	122,188
Neuberger Berman Group LLC, 144A, 5.625%, 3/15/2020		55,000	57,338
Nordea Bank AB, 144A, 4.25%, 9/21/2022		940,000	929,919
OPB Finance Trust, Series C, 2.9%, 5/24/2023	CAD	1,378,000	1,276,397
PNC Bank NA, 6.875%, 4/1/2018		1,300,000	1,562,301
Principal Financial Group, Inc., 3.3%, 9/15/2022		760,000	739,906
RCI Banque SA, 144A, 3.5%, 4/3/2018		500,000	498,610
Royal Bank of Scotland Group PLC, 6.1%, 6/10/2023 (a)		800,000	767,196
Santander U.S. Debt SA Unipersonal, 144A, 2.991%, 10/7/2013		1,500,000	1,504,984
SLM Corp., 5.5%, 1/25/2023 (a)		535,000	500,418
The Goldman Sachs Group, Inc., 3.625%, 1/22/2023 (a)		555,000	531,401
Turkiye Is Bankasi, 144A, 6.0%, 10/24/2022 (a)		1,500,000	1,410,000
Turkiye Vakiflar Bankasi TAO, 144A, 3.75%, 4/15/2018		750,000	690,000
Ventas Realty LP, (REIT), 2.7%, 4/1/2020		440,000	417,536

			49,328,809
Health Care 1.1%
Agilent Technologies, Inc., 3.2%, 10/1/2022		500,000	469,815
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		110,000	118,250
Biomet, Inc.:
6.5%, 8/1/2020		330,000	346,500
6.5%, 10/1/2020 (a)		95,000	97,494
CHS/Community Health Systems, Inc.:
5.125%, 8/15/2018		1,080,000	1,101,600
7.125%, 7/15/2020		735,000	752,456
Fresenius Medical Care U.S. Finance II, Inc.:
144A, 5.625%, 7/31/2019		35,000	37,056
144A, 5.875%, 1/31/2022		30,000	31,650
Fresenius Medical Care U.S. Finance, Inc., 144A, 6.5%, 9/15/2018		20,000	22,050
HCA, Inc.:
5.875%, 3/15/2022		40,000	42,300
6.5%, 2/15/2020		2,020,000	2,224,525
7.5%, 2/15/2022		2,220,000	2,503,050
Hologic, Inc., 6.25%, 8/1/2020		220,000	232,925
IMS Health, Inc., 144A, 6.0%, 11/1/2020		240,000	247,800
Laboratory Corp. of America Holdings, 3.75%, 8/23/2022		350,000	338,153
Mallinckrodt International Finance SA, 144A, 4.75%, 4/15/2023		370,000	358,149
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		52,000	57,720
Sky Growth Acquisition Corp., 144A, 7.375%, 10/15/2020		350,000	364,000
Tenet Healthcare Corp.:
144A, 4.375%, 10/1/2021		425,000	391,000
144A, 4.5%, 4/1/2021 (a)		50,000	46,625
6.25%, 11/1/2018		1,110,000	1,187,700
Zoetis, Inc., 144A, 3.25%, 2/1/2023		145,000	137,658

			11,108,476
Industrials 2.2%
Accuride Corp., 9.5%, 8/1/2018		45,000	46,631
Aeropuertos Dominicanos Siglo XXI SA, 144A, 9.25%, 11/13/2019		1,500,000	1,533,750
Aguila 3 SA, 144A, 7.875%, 1/31/2018		190,000	196,650
Air Lease Corp.:
4.75%, 3/1/2020 (a)		290,000	287,100
6.125%, 4/1/2017 (a)		490,000	514,500
Alphabet Holding Co., Inc., 7.75%, 11/1/2017 (PIK) (a)		195,000	201,338
Andrade Gutierrez International SA, 144A, 4.0%, 4/30/2018		1,000,000	947,500
BE Aerospace, Inc., 6.875%, 10/1/2020		515,000	560,062
Belden, Inc., 144A, 5.5%, 9/1/2022		330,000	328,350
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		2,835,000	2,863,350
144A, 7.75%, 3/15/2020		25,000	28,563
Clean Harbors, Inc., 5.125%, 6/1/2021		245,000	249,900
CNH Capital LLC, 3.625%, 4/15/2018		400,000	393,000
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		145,000	137,025
Ferreycorp SAA, 144A, 4.875%, 4/26/2020		500,000	471,250
FTI Consulting, Inc., 6.0%, 11/15/2022		195,000	199,631
Garda World Security Corp., 144A, 9.75%, 3/15/2017		25,000	26,813
GenCorp, Inc., 144A, 7.125%, 3/15/2021		730,000	770,150
Georgian Railway JSC, 144A, 7.75%, 7/11/2022		2,000,000	2,185,000
Grupo KUO SAB de CV, 144A, 6.25%, 12/4/2022		500,000	505,000
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		65,000	70,850
7.125%, 3/15/2021 (a)		255,000	280,500
Ingersoll-Rand Global Holding Co., Ltd., 144A, 2.875%, 1/15/2019		100,000	98,821
Iron Mountain, Inc., 5.75%, 8/15/2024		230,000	217,350
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		390,000	405,600
Meritor, Inc., 6.75%, 6/15/2021		210,000	208,950
Navios Maritime Holdings, Inc., 8.875%, 11/1/2017		290,000	304,137
Navios South American Logistics, Inc., 144A, 9.25%, 4/15/2019		55,000	59,263
Nortek, Inc., 8.5%, 4/15/2021		885,000	958,012
Odebrecht Finance Ltd., 144A, 7.125%, 6/26/2042		1,750,000	1,706,250
Owens Corning, Inc., 4.2%, 12/15/2022		280,000	273,767
Ply Gem Industries, Inc., 9.375%, 4/15/2017		96,000	102,480
Titan International, Inc., 144A, 7.875%, 10/1/2017		130,000	138,125
Total System Services, Inc., 3.75%, 6/1/2023		420,000	390,021
TransDigm, Inc.:
144A, 7.5%, 7/15/2021 (a)		380,000	402,800
7.75%, 12/15/2018		405,000	431,831
Transnet SOC Ltd., 144A, 4.0%, 7/26/2022		2,000,000	1,734,600
U.S. Airways Group, Inc., 6.125%, 6/1/2018		265,000	253,738
United Rentals North America, Inc.:
6.125%, 6/15/2023		25,000	25,969
7.375%, 5/15/2020		100,000	110,250
7.625%, 4/15/2022		1,260,000	1,404,900
Watco Companies LLC, 144A, 6.375%, 4/1/2023		150,000	149,625

			22,173,402
Information Technology 1.3%
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		245,000	256,025
CDW LLC, 8.5%, 4/1/2019		2,910,000	3,193,725
CyrusOne LP, 6.375%, 11/15/2022		95,000	99,750
EarthLink, Inc., 144A, 7.375%, 6/1/2020		265,000	261,688
Equinix, Inc.:
4.875%, 4/1/2020		240,000	237,600
5.375%, 4/1/2023		690,000	684,825
First Data Corp.:
144A, 6.75%, 11/1/2020		665,000	694,094
144A, 7.375%, 6/15/2019		2,800,000	2,940,000
144A, 8.875%, 8/15/2020		745,000	815,775
Fiserv, Inc., 3.5%, 10/1/2022		500,000	473,849
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		1,420,000	1,538,925
Hewlett-Packard Co., 3.3%, 12/9/2016		725,000	757,353
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		250,000	265,625
7.625%, 6/15/2021		915,000	990,487
IAC/InterActiveCorp., 4.75%, 12/15/2022		195,000	184,275

			13,393,996
Materials 2.1%
Alrosa Finance SA, 144A, 7.75%, 11/3/2020		1,600,000	1,748,000
Anglo American Capital PLC, 144A, 4.125%, 9/27/2022		1,000,000	938,224
Axiall Corp., 144A, 4.875%, 5/15/2023		60,000	57,000
Barrick Gold Corp., 144A, 2.5%, 5/1/2018		190,000	176,312
Bluescope Steel Ltd., 144A, 7.125%, 5/1/2018		150,000	154,500
BOE Intermediate Holding Corp., 144A, 9.0%, 11/1/2017 (PIK)		310,000	316,200
BOE Merger Corp., 144A, 9.5%, 11/1/2017 (PIK)		385,000	406,175
Cemex SAB de CV, 144A, 9.0%, 1/11/2018		700,000	761,250
Cia Minera Milpo SAA, 144A, 4.625%, 3/28/2023		500,000	461,250
Eagle Spinco, Inc., 144A, 4.625%, 2/15/2021		120,000	115,200
Essar Steel Algoma, Inc., 144A, 9.875%, 6/15/2015		10,000	7,925
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017 (a)		130,000	130,000
144A, 6.375%, 2/1/2016 (a)		1,000,000	1,015,000
144A, 6.875%, 4/1/2022 (a)		1,280,000	1,267,200
FQM Akubra, Inc.:
144A, 7.5%, 6/1/2021		550,000	550,000
144A, 8.75%, 6/1/2020		330,000	346,500
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022		800,000	722,856
GTL Trade Finance, Inc., 144A, 7.25%, 10/20/2017		1,000,000	1,107,500
Hexion U.S. Finance Corp., 8.875%, 2/1/2018		680,000	707,200
Huntsman International LLC:
4.875%, 11/15/2020		220,000	217,800
8.625%, 3/15/2021 (a)		80,000	90,200
IAMGOLD Corp., 144A, 6.75%, 10/1/2020 (a)		285,000	242,250
Kaiser Aluminum Corp., 8.25%, 6/1/2020		225,000	252,000
Metalloinvest Finance Ltd., 144A, 6.5%, 7/21/2016		750,000	785,625
Novelis, Inc., 8.75%, 12/15/2020		4,725,000	5,209,313
Polymer Group, Inc., 7.75%, 2/1/2019		330,000	352,275
PolyOne Corp., 144A, 5.25%, 3/15/2023		555,000	543,900
Polyus Gold International Ltd., 144A, 5.625%, 4/29/2020 (a)		1,000,000	970,000
Rain CII Carbon LLC, 144A, 8.25%, 1/15/2021		200,000	202,500
Samarco Mineracao SA, 144A, 4.125%, 11/1/2022		1,050,000	924,000
Sealed Air Corp.:
144A, 5.25%, 4/1/2023		50,000	48,625
144A, 8.125%, 9/15/2019		30,000	33,450
144A, 8.375%, 9/15/2021		30,000	34,050
Tronox Finance LLC, 144A, 6.375%, 8/15/2020 (a)		240,000	229,800
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		95,000	100,700

			21,224,780
Telecommunication Services 5.0%
America Movil SAB de CV, Series 12, 6.45%, 12/5/2022	MXN	13,000,000	973,723
CC Holdings GS V LLC, 3.849%, 4/15/2023		490,000	461,698
CenturyLink, Inc., Series V, 5.625%, 4/1/2020 (a)		100,000	102,250
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		370,000	387,575
8.375%, 10/15/2020		3,325,000	3,507,875
8.75%, 3/15/2018 (a)		1,360,000	1,414,400
Cricket Communications, Inc., 7.75%, 10/15/2020		3,010,000	3,423,875
Digicel Group Ltd.:
144A, 8.25%, 9/30/2020		610,000	655,750
144A, 10.5%, 4/15/2018		1,125,000	1,220,625
Digicel Ltd., 144A, 8.25%, 9/1/2017		3,550,000	3,700,875
ERC Ireland Preferred Equity Ltd., 144A, 7.69% **, 2/15/2017 (PIK) *	EUR	297,616	0
Frontier Communications Corp.:
7.125%, 1/15/2023 (a)		940,000	930,600
8.5%, 4/15/2020 (a)		3,745,000	4,156,950
Intelsat Jackson Holdings SA:
144A, 5.5%, 8/1/2023		675,000	648,000
144A, 6.625%, 12/15/2022		265,000	270,963
7.25%, 10/15/2020		45,000	48,713
7.5%, 4/1/2021		4,585,000	4,991,919
Intelsat Luxembourg SA:
144A, 7.75%, 6/1/2021		650,000	684,125
144A, 8.125%, 6/1/2023		100,000	107,500
Level 3 Communications, Inc., 8.875%, 6/1/2019 (a)		70,000	75,425
Level 3 Financing, Inc.:
7.0%, 6/1/2020		725,000	752,187
8.625%, 7/15/2020		2,480,000	2,728,000
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		740,000	777,000
144A, 6.625%, 4/1/2023		265,000	270,300
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		1,375,000	1,333,750
Pacnet Ltd., 144A, 9.25%, 11/9/2015		224,000	226,240
SBA Communications Corp., 5.625%, 10/1/2019		190,000	191,425
Sprint Communications, Inc.:
6.0%, 12/1/2016		3,605,000	3,830,312
6.0%, 11/15/2022 (a)		340,000	327,250
8.375%, 8/15/2017 (a)		460,000	519,800
9.125%, 3/1/2017		375,000	432,188
Telefonica Emisiones SAU, 4.57%, 4/27/2023		1,035,000	1,000,721
Telemar Norte Leste SA, 144A, 5.5%, 10/23/2020		1,500,000	1,410,000
Telemovil Finance Co., Ltd., 144A, 8.0%, 10/1/2017		1,000,000	1,070,000
tw telecom holdings, Inc., 5.375%, 10/1/2022		275,000	276,375
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		450,000	481,500
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		260,000	280,150
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		150,000	159,000
Wind Acquisition Finance SA:
144A, 6.5%, 4/30/2020		210,000	214,200
144A, 7.25%, 2/15/2018		200,000	206,000
Windstream Corp.:
6.375%, 8/1/2023 (a)		245,000	232,750
7.0%, 3/15/2019		90,000	91,350
7.5%, 6/1/2022		155,000	159,650
7.5%, 4/1/2023		80,000	81,800
7.75%, 10/15/2020 (a)		2,665,000	2,838,225
7.75%, 10/1/2021 (a)		320,000	340,800
7.875%, 11/1/2017		2,595,000	2,899,912

			50,893,726
Utilities 1.2%
AES Corp.:
4.875%, 5/15/2023		105,000	99,750
8.0%, 10/15/2017		110,000	127,600
8.0%, 6/1/2020		95,000	109,963
American Electric Power Co., Inc., Series F, 2.95%, 12/15/2022		1,000,000	935,549
Calpine Corp.:
144A, 7.5%, 2/15/2021		3,096,000	3,312,720
144A, 7.875%, 7/31/2020		520,000	564,200
DTE Energy Co., 7.625%, 5/15/2014		305,000	321,305
Dubai Electricity & Water Authority, 144A, 8.5%, 4/22/2015		1,000,000	1,105,000
Electricite de France SA, 144A, 5.25%, 1/29/2049		400,000	382,500
Energy Future Intermediate Holding Co., LLC, 11.0%, 10/1/2021		554,000	601,090
Instituto Costarricense de Electricidad, 144A, 6.95%, 11/10/2021		1,000,000	1,062,500
Mexico Generadora de Energia S de rl, 144A, 5.5%, 12/6/2032		2,000,000	1,910,000
Oncor Electric Delivery Co., LLC, 4.1%, 6/1/2022		970,000	1,015,063
PPL Energy Supply LLC, 4.6%, 12/15/2021		1,000,000	1,021,307

			12,568,547

Total Corporate Bonds (Cost $267,127,769)			267,888,937
Asset-Backed 0.4%
Credit Card Receivables 0.2%
Citibank Omni Master Trust, "A14", Series 2009-A14A, 144A, 2.941% **, 8/15/2018		2,020,000	2,070,371
Miscellaneous 0.2%
ARES CLO Ltd., "D", Series 2012-3A, 144A, 4.918% **, 1/17/2024		2,000,000	2,007,060

Total Asset-Backed (Cost $4,050,208)			4,077,431
Mortgage-Backed Securities Pass-Throughs 3.6%
Federal Home Loan Mortgage Corp., 6.0%, 11/1/2021		147,967	162,296
Federal National Mortgage Association:
2.558% **, 8/1/2037		385,793	405,133
6.0%, 2/1/2037		304,553	332,389
6.5%, with various maturities from 4/1/2017 until 6/1/2017		219,631	236,815
8.0%, 9/1/2015		61,741	64,659
Government National Mortgage Association:
4.0%, with various maturities from 7/1/2040 until 3/1/2041 (d)		33,000,000	34,470,703
5.5%, 9/20/2040		803,344	884,054
6.5%, 8/20/2034		145,299	165,831

Total Mortgage-Backed Securities Pass-Throughs (Cost $36,696,018)			36,721,880
Commercial Mortgage-Backed Securities 1.1%
Banc of America Large Loan, Inc., "HLTN", Series 2010-HLTN, 144A, 2.491% **, 11/15/2015		3,561,305	3,578,521
Bear Stearns Commercial Mortgage Securities, Inc., "A4", Series 2007- PW16, 5.899% **, 6/11/2040		240,000	271,146
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.192% **, 3/15/2018		470,000	472,303
JPMorgan Chase Commercial Mortgage Securities Corp.:
"C", Series 2012-HSBC, 144A, 4.021%, 7/5/2032		1,180,000	1,140,863
"A4", Series 2007-C1, 5.716%, 2/15/2051		825,000	921,557
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858%, 7/15/2040		1,100,000	1,215,362
WFRBS Commercial Mortgage Trust, "A5", Series 2013-C14, 3.337%, 6/15/2046		4,000,000	3,858,708

Total Commercial Mortgage-Backed Securities (Cost $11,672,869)			11,458,460
Collateralized Mortgage Obligations 1.9%
Federal Home Loan Mortgage Corp.:
"KO", Series 4180, Principal Only, Zero Coupon, 1/15/2043		956,995	602,005
"HI", Series 3979, Interest Only, 3.0%, 12/15/2026		3,224,422	287,564
"IC", Series 3971, Interest Only, 3.0%, 3/15/2026		1,348,206	104,345
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027		4,222,969	505,911
"PI", Series 3987, Interest Only, 3.0%, 1/15/2027		5,724,511	799,215
"PI", Series 4017, Interest Only, 3.0%, 3/15/2027		1,747,445	175,735
"ZB", Series 4183, 3.0%, 3/15/2043		3,030,113	2,564,847
"LI", Series 3720, Interest Only, 4.5%, 9/15/2025		4,917,811	835,614
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		5,590,500	695,080
Federal National Mortgage Association:
"WO", Series 2013-27, Principal Only, Zero Coupon, 12/25/2042		1,200,000	543,037
"JZ", Series 2012-4, 4.0%, 9/25/2041		1,639,763	1,612,672
"I", Series 2003-84, Interest Only, 6.0%, 9/25/2033		892,607	245,106
"PI", Series 2006-20, Interest Only, 6.49% ***, 11/25/2030		3,783,397	684,323
Government National Mortgage Association:
"QI", Series 2011-112, Interest Only, 4.0%, 5/16/2026		3,609,157	332,260
"AI", Series 2010-25, Interest Only, 4.5%, 3/16/2023		1,672,557	104,169
"BI", Series 2010-30, Interest Only, 4.5%, 7/20/2039		855,139	218,999
"GP", Series 2010-67, 4.5%, 3/20/2039		1,000,000	1,086,385
"ND", Series 2010-130, 4.5%, 8/16/2039		3,400,000	3,733,464
"NI", Series 2011-80, Interest Only, 4.5%, 5/16/2038		4,000,690	328,400
"MI", Series 2009-76, Interest Only, 5.0%, 3/20/2035		1,213,318	40,300
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		3,311,181	543,794
"IQ", Series 2011-18, Interest Only, 5.5%, 1/16/2039		1,295,890	117,872
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		3,281,410	547,644
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		2,427,634	459,479
"AI", Series 2007-38, Interest Only, 6.268% ***, 6/16/2037		703,962	99,153
"SC", Series 2002-33, Interest Only, 7.208% ***, 5/16/2032		1,063,822	250,062
Residential Funding Mortgage Securities I, Inc., "M1", Series 2003-S17, 5.5%, 9/25/2033		1,621,938	1,558,343

Total Collateralized Mortgage Obligations (Cost $18,116,821)			19,075,778
Government & Agency Obligations 5.3%
Other Government Related (e) 1.5%
European Investment Bank:
144A, 4.6%, 1/30/2037	CAD	4,000,000	4,010,009
6.0%, 8/6/2020	AUD	4,500,000	4,352,477
KFW, 1.875%, 6/13/2018	CAD	3,390,000	3,230,715
Queensland Treasury Corp., Series 23, 4.25%, 7/21/2023	AUD	4,440,000	3,844,739

			15,437,940
Sovereign Bonds 1.1%
Dominican Republic, 144A, 5.875%, 4/18/2024		2,000,000	1,930,000
Government of Japan, Series 144, 1.5%, 3/20/2033	JPY	383,000,000	3,785,492
Government of Ukraine, 144A, 7.75%, 9/23/2020		1,250,000	1,143,750
Republic of Belarus, REG S, 8.75%, 8/3/2015		500,000	500,000
Republic of Croatia, 144A, 6.25%, 4/27/2017		1,000,000	1,066,450
Republic of Turkey, 3.25%, 3/23/2023		1,000,000	865,000
Russian Federation:
Series 6204, 7.5%, 3/15/2018	RUB	12,000,000	379,685
Series 6207, 8.15%, 2/3/2027	RUB	36,000,000	1,135,864
United Mexican States:
Series M, 7.75%, 5/29/2031	MXN	4,800,000	408,213
Series M 20, 8.5%, 5/31/2029	MXN	4,800,000	440,301

			11,654,755
U.S. Government Sponsored Agency 0.4%
Federal National Mortgage Association, 3.0%, 11/15/2027		4,500,000	4,146,102
U.S. Treasury Obligations 2.3%
U.S. Treasury Bills:
0.015% ****, 9/26/2013 (f)		124,000	123,994
0.044% ****, 9/5/2013 (f)		632,000	631,988
0.1% ****, 9/5/2013 (f)		1,460,000	1,459,972
U.S. Treasury Bond, 5.375%, 2/15/2031		1,000,000	1,278,438
U.S. Treasury Notes:
0.75%, 6/15/2014 (g)		10,000,000	10,053,120
0.875%, 12/31/2016		3,000,000	3,007,500
1.0%, 8/31/2016		2,930,000	2,960,446
1.625%, 8/15/2022		3,000,000	2,792,814
1.625%, 11/15/2022		1,250,000	1,157,031

			23,465,303

Total Government & Agency Obligations (Cost $57,984,785)			54,704,100
Convertible Bond 0.1%
Materials
GEO Specialty Chemicals, Inc. 144A, 7.75%, 3/31/2015 (PIK) (Cost $619,953)		622,934	964,800
Loan Participations and Assignments 1.1%
Senior Loans ** 0.0%
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2010 *		233,333	0
Chesapeake Energy Corp., Term Loan, 5.75%, 12/1/2017		380,000	390,175

			390,175
Sovereign Loans 1.1%
Bank of Moscow, 144A, 6.699%, 3/11/2015		1,000,000	1,054,600
Gazprom Neft OAO, 144A, 4.375%, 9/19/2022		1,500,000	1,387,800
Gazprom OAO, 144A, 9.25%, 4/23/2019		1,200,000	1,470,000
National JSC Naftogaz of Ukraine, 9.5%, 9/30/2014		1,000,000	998,750
Sberbank of Russia, 144A, 5.125%, 10/29/2022		750,000	705,937
TMK OAO, 144A, 6.75%, 4/3/2020		1,000,000	971,250
Uralkali OJSC, 144A, 3.723%, 4/30/2018		1,000,000	923,750
Vimpel Communications, 144A, 7.748%, 2/2/2021		1,500,000	1,601,250
VTB Bank OJSC, 144A, 6.0%, 4/12/2017		2,000,000	2,095,000

			11,208,337

Total Loan Participations and Assignments (Cost $12,084,176)			11,598,512
Preferred Securities 0.1%
Financials 0.1%
Farm Credit Bank of Texas, Series 1, 7.561%, 12/15/2013 (h)		889,000	891,223
Materials 0.0%
Hercules, Inc., 6.5%, 6/30/2029		141,000	128,310

Total Preferred Securities (Cost $1,030,835)			1,019,533

		Units	Value ($)
Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (i) (Cost $6,000)		17	59,119

		Contracts	Value ($)
Call Options Purchased 0.1%
Options on Exchange-Traded Futures Contracts 0.0%
10 Year U.S. Treasury Note Future, Expiration Date 8/23/2013, Strike Price $132.5		126	1,969

		Contract Amount	Value ($)

Options on Interest Rate Swap Contracts 0.1%
Pay Fixed Rate - 3.583% - Receive Floating – LIBOR, Swap Expiration Date 5/11/2026, Option Expiration Date 5/9/20161		3,100,000	216,748
Pay Fixed Rate - 3.635% - Receive Floating – LIBOR, Swap Expiration Date 4/27/2026, Option Expiration Date 4/25/20162		9,400,000	628,202
Pay Fixed Rate - 3.72% - Receive Floating – LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/20163		9,400,000	590,976

			1,435,926

Total Call Options Purchased (Cost $1,137,588)			1,437,895

		Shares	Value ($)
Securities Lending Collateral 11.4%
Daily Assets Fund Institutional, 0.10% (j) (k) (Cost $116,244,942)		116,244,942	116,244,942
Cash Equivalents 4.9%
Central Cash Management Fund, 0.05% (j) (Cost $50,346,751)		50,346,751	50,346,751

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,068,071,679) †		113.2	1,159,539,137
Other Assets and Liabilities, Net		(13.2)	(135,070,114)

Net Assets		100.0	1,024,469,023

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.5%	6/15/2010	233,333	USD	233,333	0
ERC Ireland Preferred Equity Ltd.*	7.69%	2/15/2017	297,616	EUR	403,824	0
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	100,000	USD	100,000	0
					737,157	0

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2013.

***	Current yield; not a coupon rate.
****	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $1,071,292,225.  At July 31, 2013, net unrealized appreciation for all securities based on tax cost was $88,246,912.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $112,311,546 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $24,064,634.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2013 amounted to $112,039,307 which is 10.9% of net assets.
(b)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)	Principal amount stated in U.S. dollars unless otherwise noted.
(d)	When-issued or delayed delivery security included.
(e)	Government-backed debt issued by financial companies or government sponsored enterprises.
(f)	At July 31, 2013, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	At July 31, 2013, this security has been pledged, in whole or in part, as collateral for open swap contracts.
(h)	Date shown is call date; not a maturity date for the perpetual preferred securities.
(i)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
AOT Bedding Super Holdings LLC*	June 2010	6,000	59,119	0.01

(j) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(k) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
CVA: Certificaten Van Aandelen (Certificate of Stock)
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At July 31, 2013, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year Canadian Government Bond	CAD	9/19/2013	55	7,044,348	(276,590)
10 Year U.S. Treasury Note	USD	9/19/2013	162	20,482,875	(720,465)
Federal Republic of Germany Euro-Bund	EUR	9/6/2013	55	10,417,105	(142,051)
Ultra Long U.S. Treasury Bond	USD	9/19/2013	42	6,058,500	(2,937)
Total unrealized depreciation					(1,142,043)

At July 31, 2013, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year U.S. Treasury Note	USD	9/19/2013	128	16,184,000	(33,977)

At July 31, 2013, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (l)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (m)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

12/20/2011 3/20/2017	150,000	4	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB-	18,909	4,597	14,312
9/20/2012 12/20/2017	490,000	5	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	69,097	31,960	37,137

Total unrealized appreciation	51,449

(l)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(m)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

At July 31, 2013, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

5/1/2014 5/1/2024	9,000,000	6	Fixed — 2.156%	Floating — LIBOR	756,406	(1,513)	757,919
5/1/2014 5/1/2044	1,000,000	6	Floating — LIBOR	Fixed — 2.922%	(154,465)	1,653	(156,118)
6/3/2013 6/3/2025	8,800,000	3	Floating — LIBOR	Fixed — 3.0%	(292,270)	—	(292,270)

Total net unrealized appreciation	309,531

At July 31, 2013, open written options contracts were as follows:

Options on Exchange-Traded Futures Contracts
	Contracts	Expiration Date	Strike Price ($)	Premiums Received ($)	Value ($) (n)

Put Options
10 Year U.S. Treasury Note Future	176	8/23/2013	130.0	151,947	(629,750)

(n)	Unrealized depreciation on written options on exchange-traded futures contracts at July 31, 2013 was $477,803.

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount		Option Expiration Date	Premiums Received ($)	Value ($) (o)
Call Options
Receive Fixed - 4.064% - Pay Floating - LIBOR	5/13/2014 5/13/2044	8,800,000	3	5/9/2014	64,900	(296,185)
Receive Fixed - 4.083% - Pay Floating - LIBOR	5/11/2016 5/11/2026	3,100,000	1	5/9/2016	105,400	(155,649)
Receive Fixed - 4.135% - Pay Floating - LIBOR	4/27/2016 4/27/2026	9,400,000	2	4/25/2016	347,800	(448,153)
Receive Fixed - 4.22% - Pay Floating - LIBOR	4/22/2016 4/22/2026	9,400,000	3	4/20/2016	335,110	(420,143)
Receive Fixed - 5.132% - Pay Floating - LIBOR	3/17/2016 3/17/2026	8,800,000	3	3/15/2016	63,580	(5,610)
Receive Fixed - 5.132% - Pay Floating - LIBOR	3/17/2016 3/17/2026	8,800,000	7	3/15/2016	103,840	(186,369)
Total Call Options					1,020,630	(1,512,109)
Put Options
Pay Fixed - 1.132% - Receive Floating - LIBOR	3/17/2016 3/17/2026	8,800,000	3	3/15/2016	63,580	(186,369)
Pay Fixed - 1.132% -Receive Floating - LIBOR	3/17/2016 3/17/2026	8,800,000	7	3/15/2016	22,440	(5,610)
Pay Fixed - 2.064% - Receive Floating - LIBOR	5/13/2014 5/13/2044	8,800,000	3	5/9/2014	64,900	(4,000)
Pay Fixed - 2.385% - Receive Floating - LIBOR	3/31/2014 3/31/2044	8,800,000	6	3/27/2014	120,120	(11,649)
Pay Fixed - 2.423% - Receive Floating - LIBOR	3/20/2014 3/20/2044	8,800,000	8	3/18/2014	126,720	(13,055)
Total Put Options					397,760	(220,683)

Total					1,418,390	(1,732,792)

(o)	Unrealized depreciation on written options on interest rate swap contracts at July 31, 2013 was $314,402.

Counterparties:
1	Bank of America
2	Citigroup, Inc.
3	Nomura International PLC
4	Credit Suisse
5	UBS AG
6	Barclays Bank PLC
7	BNP Paribas
8	JPMorgan Chase Securities, Inc.

LIBOR: London Interbank Offered Rate
At July 31, 2013, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	3,250,129	ZAR	32,200,000	8/1/2013	13,771	Citigroup, Inc.
JPY	110,000,000	USD	1,126,209	8/1/2013	2,728	Nomura International PLC
USD	1,110,548	JPY	110,000,000	8/1/2013	12,933	UBS AG
USD	4,229,871	JPY	420,000,000	8/2/2013	59,782	JPMorgan Chase Securities, Inc.
USD	4,177,337	GBP	2,800,000	8/12/2013	81,858	JPMorgan Chase Securities, Inc.
USD	4,226,862	JPY	420,000,000	8/12/2013	63,013	Barclays Bank PLC
USD	4,220,077	ZAR	42,500,000	8/15/2013	79,994	Citigroup, Inc.
USD	7,337,273	MXN	94,850,000	8/19/2013	76,390	JPMorgan Chase Securities, Inc.
AUD	4,500,000	USD	4,156,313	8/19/2013	116,179	Nomura International PLC
MXN	54,200,000	USD	4,268,547	8/19/2013	32,168	Barclays Bank PLC
MXN	27,100,000	USD	2,133,905	8/19/2013	15,716	UBS AG
ZAR	41,100,000	USD	4,170,303	8/26/2013	18,300	Barclays Bank PLC
KRW	4,660,000,000	USD	4,165,363	8/26/2013	23,279	UBS AG
AUD	9,439,420	USD	8,605,589	10/24/2013	167,797	UBS AG
Total unrealized appreciation					763,908

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

ZAR	32,200,000	USD	3,219,646	8/1/2013	(44,254)	Citigroup, Inc.
JPY	420,000,000	USD	4,192,052	8/2/2013	(97,602)	Nomura International PLC
JPY	420,000,000	USD	4,184,880	8/12/2013	(104,994)	Nomura International PLC
EUR	3,200,000	USD	4,128,614	8/12/2013	(128,645)	JPMorgan Chase Securities, Inc.
GBP	2,800,000	USD	4,230,489	8/12/2013	(28,705)	JPMorgan Chase Securities, Inc.
ZAR	42,500,000	USD	4,278,008	8/15/2013	(22,063)	Citigroup, Inc.
EUR	590,000	USD	774,443	8/15/2013	(10,497)	Citigroup, Inc.
EUR	2,275	USD	3,003	8/15/2013	(23)	JPMorgan Chase Securities, Inc.
NOK	25,249,971	EUR	3,200,000	8/19/2013	(24,845)	JPMorgan Chase Securities, Inc.
USD	4,319,053	ZAR	42,500,000	8/19/2013	(21,398)	Citigroup, Inc.
NOK	12,595,813	EUR	1,600,000	8/19/2013	(7,475)	UBS AG
EUR	4,800,000	NOK	37,364,558	8/19/2013	(49,293)	Barclays Bank PLC
USD	4,082,832	AUD	4,500,000	8/19/2013	(42,699)	Barclays Bank PLC
MXN	13,550,000	USD	1,044,118	8/19/2013	(14,976)	JPMorgan Chase Securities, Inc.
ZAR	42,500,000	USD	4,272,516	8/19/2013	(25,139)	Citigroup, Inc.
USD	4,198,805	ZAR	41,100,000	8/26/2013	(46,802)	Barclays Bank PLC
CAD	3,300,000	USD	3,208,615	8/26/2013	(2,396)	Citigroup, Inc.
JPY	410,000,000	USD	4,162,844	8/26/2013	(25,191)	Barclays Bank PLC
EUR	3,300,000	USD	4,353,845	10/24/2013	(37,607)	Citigroup, Inc.
CAD	16,753,099	USD	16,237,273	10/24/2013	(40,576)	Barclays Bank PLC
JPY	384,836,878	USD	3,859,558	10/24/2013	(72,685)	Nomura International PLC
Total unrealized depreciation					(847,865)

Currency Abbreviations

AUD	Australian Dollar	KRW	South Korean Won
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	NOK	Norwegian Krone
EUR	Euro	RUB	Russian Ruble
GBP	Great British Pound	USD	United States Dollar
JPY	Japanese Yen	ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(p)
Consumer Discretionary	$19,714,200	$30,589,762	$0	$50,303,962
Consumer Staples	71,137,436	52,117,453	—	123,254,889
Energy	49,122,620	3,086,097	—	52,208,717
Financials	38,650,706	26,594,538	—	65,245,244
Health Care	14,201,988	76,108,730	—	90,310,718
Industrials	—	41,431,484	0	41,431,484
Information Technology	49,295,022	12,643,800	—	61,938,822
Materials	29,379,224	9,976,829	39,829	39,395,882
Telecommunications Services	—	18,868,205	—	18,868,205
Utilities	29,745,422	10,903,362	—	40,648,784
Preferred Stock	—	292,234	—	292,234
Warrants(p)	—	—	42,058	42,058
Fixed Income Investments(p)
Corporate Bonds	—	267,888,937	0	267,888,937
Asset Backed	—	4,077,431	—	4,077,431
Mortgage-Backed Securities Pass- Throughs	—	36,721,880	—	36,721,880
Commercial Mortgage-Backed Securities	—	11,458,460	—	11,458,460
Collateralized Mortgage Obligations	—	19,075,778	—	19,075,778
Government & Agency Obligations	—	54,704,100	—	54,704,100
Convertible Bond	—	—	964,800	964,800
Loan Participations and Assignments	—	11,598,512	0	11,598,512
Preferred Securities	—	1,019,533	—	1,019,533
Other Investments	—	—	59,119	59,119
Short-Term Investments(p)	166,591,693	—	—	166,591,693
Derivatives(q)
Purchased Options	1,969	1,435,926	—	1,437,895
Credit Default Swap Contracts	—	51,449	—	51,449
Interest Rate Swap Contracts	—	757,919	—	757,919
Forward Foreign Currency Exchange Contracts	—	763,908	—	763,908
Total	$467,840,280	$692,166,327	$1,105,806	$1,161,112,413
Liabilities
Derivatives(q)
Futures Contracts	$(1,176,020)	$—	$—	$(1,176,020)
Interest Rate Swap Contracts	—	(448,388)	—	(448,388)
Written Options	(629,750)	(1,732,792)	—	(2,362,542)
Forward Foreign Currency Exchange Contracts	—	(847,865)	—	(847,865)
Total	$(1,805,770)	$(3,029,045)	$—	$(4,834,815)

During the period ended July 31, 2013, the amount of transfers between Level 2 and Level 3 was $63. The investments were transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.

During the period ended July 31, 2013, the amount of transfers between Level 3 and Level 2 was $130,425. The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Transfers between price levels are recognized at the beginning of the reporting period.
(p)	See Investment Portfolio for additional detailed categorizations.
(q)
Derivatives include value of options purchased, unrealized appreciation (depreciation) on futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$—	$51,449	$—	$—
Foreign Exchange Contracts	$—	$—	$(83,957)	$—
Interest Rate Contracts	$(1,176,020)	$309,531	—	$(491,898)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Income Builder Fund, a series of DWS Market Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 20, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 20, 2013